Interest (income) expense, net	12 Months Ended
Dec. 31, 2022
Interest (income) expense, net
Interest (income) expense, net

7. Interest (income) expense, net

	For the Year Ended December 31,
(in thousands)	2022	2021	2020
Interest (income) expense on borrowings and deposits, net	$(339)	$564	$253
Interest expense related to leases	82	61	89
	$(257)	$625	$342